EQUITY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	958,809
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	958,809	982,980	700,903
Weighted Average Exercise Price	$ 26.68	$ 28.05	$ 38.15
Number Exercisable (in shares)	656,123	571,261
Exercisable Weighted Average Exercise Price	$ 37.60	$ 44.79
Equity Incentives Plan Two [Member] | Exercise Prices Range 1 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	474,610
Weighted Average Remaining Contractual Life (in years)	8 years 4 months 28 days
Weighted Average Exercise Price	$ 2.94
Number Exercisable (in shares)	204,695
Exercisable Weighted Average Exercise Price	$ 4.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 8.05
Equity Incentives Plan Two [Member] | Exercise Prices Range 2 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	223,074
Weighted Average Remaining Contractual Life (in years)	5 years 22 days
Weighted Average Exercise Price	$ 14.74
Number Exercisable (in shares)	190,303
Exercisable Weighted Average Exercise Price	$ 14.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 23.80
Equity Incentives Plan Two [Member] | Exercise Prices Range 3 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	235,277
Weighted Average Remaining Contractual Life (in years)	1 year 2 months 8 days
Weighted Average Exercise Price	$ 68.83
Number Exercisable (in shares)	235,277
Exercisable Weighted Average Exercise Price	$ 68.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 35.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 70.00
Equity Incentives Plan Two [Member] | Exercise Prices Range 4 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	25,848
Weighted Average Remaining Contractual Life (in years)	2 years 7 days
Weighted Average Exercise Price	$ 181.98
Number Exercisable (in shares)	25,848
Exercisable Weighted Average Exercise Price	$ 181.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 122.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 288.75